Fair Value of Financial Assets and Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Schedule of Financial Assets and Liabilities Measures at Fair Value

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such fair values:

	Fair Value Measurements as of September 30, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Acquisition-related contingent consideration obligations	$—	$—	$1,606	$1,606
Contingent stock consideration	—	—	27	27
Short-term debt - Yorkville convertible note	—	—	3,695	3,695
Warrant liability - July 2023 Registered Direct Warrants	—	—	1,748	1,748
Warrant liability - April 2023 Registered Direct Warrants	—	—	1,670	1,670
Warrant liability - May 2022 PIPE Warrants	—	—	809	809
Warrant liability - Sponsor Warrants	—	—	32	32
Warrant liability - Public Warrants	144	—	—	144
	$144	$—	$9,587	$9,731

	Fair Value Measurements as of December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Convertible note receivable	$—	$—	$2,072	$2,072
	$—	$—	$2,072	$2,072

Liabilities:
Acquisition-related contingent consideration obligations	$—	$—	$1,606	$1,606
Contingent stock consideration	—	—	27	27
Short-term debt - Yorkville	—	—	17,223	17,223
Warrant liability - July 2023 Registered Direct Warrants	—	—	1,529	1,529
Warrant liability - April 2023 Registered Direct Warrants	—	—	1,487	1,487
Warrant liability - May 2022 PIPE Warrants	—	—	708	708
Warrant liability - Sponsor Warrants	—	—	60	60
Warrant liability - Public Warrants	575	—	—	575
	$575	$—	$22,640	$23,215

The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such fair values:

	Fair Value Measurements as of December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents - money market funds	$—	$—	$—	$—
Convertible note receivable	—	—	2,072	2,072
	$—	$—	$2,072	$2,072

Liabilities:
Acquisition-related contingent consideration obligations	$—	$—	$1,606	$1,606
Contingent stock consideration	—	—	27	27
Short-term debt - Yorkville	—	—	17,223	17,223
Warrant liability - July 2023 Registered Direct Warrants	—	—	1,529	1,529
Warrant liability - April 2023 Registered Direct Warrants	—	—	1,487	1,487
Warrant liability - May 2022 PIPE Warrants	—	—	708	708
Warrant liability - Sponsor Warrants	—	—	60	60
Warrant liability - Public Warrants	575	—	—	575
	$575	$—	$22,640	$23,215

	Fair Value Measurements as of December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents – money market funds	$12,174	$—	$—	$12,174
Convertible note receivable	—	—	2,514	2,514
	$12,174	$—	$2,514	$14,688

Liabilities:
Acquisition-related contingent consideration obligations	$—	$—	$105,945	$105,945
Contingent stock consideration	—	—	186	186
Short-term debt - Yorkville	—	—	37,603	37,603
Warrant liability - May 2022 PIPE Warrants	—	—	1,402	1,402
Warrant liability - Sponsor Warrants	—	—	1,190	1,190
Warrant liability - Public Warrants	1,006	—	—	1,006
	$1,006	$—	$146,326	$147,332

Schedule of Reconciliation of Contingent Consideration Obligations

The following table presents a reconciliation of contingent consideration obligations measured on a recurring basis using Level 3 inputs for the nine months ended September 30, 2024:

	Balance as of January 1, 2024	Net transfers in to (out of) Level 3	Purchases, settlements and other net	Fair value adjustments	Balance as of September 30, 2024
Liabilities:
Acquisition-related contingent consideration obligations	$1,606	$—	$—	$—	$1,606

The following table presents a reconciliation of contingent consideration obligations measured on a recurring basis using Level 3 inputs as of December 31, 2023 and 2022:

	Balance as of December 31, 2022	Net transfers in to (out of) Level 3	Purchases, settlements and other net	Fair value adjustments	Balance as of December 31, 2023
Liabilities:
Acquisition-related contingent consideration obligations	$105,945	$—	$—	$(104,339)	$1,606

	Balance as of December 31, 2021	Net transfers in to (out of) Level 3	Purchases, settlements and other net	Fair value adjustments	Balance as of December 31, 2022
Liabilities:
Acquisition-related contingent consideration obligations	$232,222	$—	$—	$(126,277)	$105,945

Schedule of May 2022 PIPE Warrants and 2023 Registered Direct Warrants

The following table presents a reconciliation of the warrant liabilities measured on a recurring basis using Level 3 inputs for the nine months ended September 30, 2024:

Balance as of January 1, 2024	$3,784
January 2024 Bridge Loan - Tranche #2 warrant issuance	1,858
Gain recognized in earnings from change in fair value	1,587
Reclassification of warrants from liability classified to equity classified	(2,970)
Balance as of September 30, 2024	$4,259

The following table provides a roll-forward of the aggregate fair values of the Company’s warrant liabilities for which fair values are determined using Level 3 inputs:

Balance as of December 31, 2021	$25,962
May 2022 PIPE warrant issuance	19,745
Gain recognized in earnings from change in fair value	(42,109)
Balance as of December 31, 2022	$3,598

Balance as of December 31, 2022	$3,598
April 2023 Registered Direct warrant issuance	4,280
July 2023 Registered Direct warrant issuance	2,645
Gain recognized in earnings from change in fair value	(6,164)
Balance as of December 31, 2023	$4,359

Schedule of Fair Value of Liability Warrants

The fair value of the Liability Warrants are as follows:

	December 31, 2023	December 31, 2022
Public Warrants	$575	$1,006
Sponsor Warrants	60	1,190
2023 Registered Direct Warrants	3,016	—
May 2022 PIPE Warrants	708	1,402
Total	$4,359	$3,598

Schedule of Sponsor Warrants

Significant inputs for the January 2024 Bridge Loan - Tranche #2 Warrants were as follows:

	July 15, 2024	January 16, 2024
	(reclassification)	(issuance)
Common share price	$3.19	$2.00
Term to initial exercise date (years)(1)	N/A	0.50
Dividend yield	0%	0%
Term (years)	5.0	5.0
Risk-free interest rate	4.00%	3.90%
Volatility	112.5%	107.5%

(1)	As discussed further in Note 7, the warrants were not exercisable and the exercise price was not set until certain conditions were met. As of July 15, 2024, the warrants became exercisable and no longer contain adjustment provisions to the exercise price that are not indexed to the Company’s own stock. As such, the warrants were marked to fair value as of the initial exercise date and then reclassified from liability classified to equity classified.

Schedule of Convertible Note Valuation Model

Significant inputs for the convertible note valuation model were as follows:

December 31, 2023
Face value	$4,000
Coupon rate	12% - 17%
Stock price	$0.23
Term (years)	0.51-2.45
Risk-free interest rate	5.47%
Volatility	n/a

Significant inputs for the convertible note valuation model are as follows:

	December 31, 2023	December 31, 2022
Face value	$4,000	$4,000
Coupon rate	12% - 17%	12% - 17%
Stock price	$0.2	$0.2
Term (years)	0.51-2.45	1.01 - 3.45
Risk-free interest rate	5.47%	4.73%
Volatility	n/a	n/a

Schedule of Reconciliation of the Contingent Stock Consideration Obligation Measured on a Recurring Basis

The following table presents a reconciliation of the contingent stock consideration obligation measured on a recurring basis using Level 3 inputs for the nine months ended September 30, 2024:

	Balance as of January 1, 2024	Net transfers in to (out of) Level 3	Purchases, settlements and other net	Fair value adjustments	Balance as of September 30, 2024
Liabilities:
Contingent stock consideration	$27	$—	$—	$—	$27

The following table presents a reconciliation of the contingent stock consideration obligation measured on a recurring basis using Level 3 inputs as of December 31, 2023 and 2022:

	Balance as of December 31, 2022	Net transfers in to (out of) Level 3	Purchases, settlements and other net	Fair value adjustments	Balance as of December 31, 2023
Liabilities:
Contingent stock consideration	$186	$—	$—	$(159)	$27

Schedule of Reconciliation of Yorkville Debt Measured on a Measured Basis

The following table presents a reconciliation of short-term debt obligations measured on a recurring basis using Level 3 inputs for the nine months ended September 30, 2024:

Liabilities:
Balance as of January 1, 2024	$17,223
Principal repayments	(17,374)
Issuance of convertible promissory note	3,150
Fair value adjustment through earnings	694
Fair value adjustment through accumulated other comprehensive income	2
Balance as of September 30, 2024	$3,695

The following table presents a reconciliation of the Yorkville debt measured on a recurring basis using Level 3 inputs as of the initial valuation date of September 15, 2022 and as of December 31, 2023:

Liabilities:
Balance as of December 31, 2022	$37,603
Conversion of debt into common shares	(4,599)
Principal repayments	(16,811)
Fair value adjustment through earnings	354
Fair value adjustment through accumulated other comprehensive income	(146)
Fair value adjustment through interest accrual	822
Balance as of December 31, 2023	$17,223

Schedule of Yorkville Short-term Debt Valuation Model

Significant inputs for the Yorkville convertible promissory note valuation model were as follows:

	September 30, 2024	March 13, 2024
		(issuance)
Common share price	$2.97	$5.79
Credit spread	8.00%	8.50%
Dividend yield	0%	0%
Term (years)	0.45	1.00
Risk-free interest rate	4.30%	4.90%
Volatility	50.0%	50.0%

Significant inputs for the Yorkville short-term debt valuation model as of December 31, 2022 were as follows:

December 31, 2022
Common share price	$12.90
Credit spread	13.71%
Dividend yield	0%
Term (years)	0.71
Risk-free interest rate	4.75%
Volatility	45.0%
Discount yield	18.46%

Schedule of Reconciliation of Convertible Note Receivable Measured on Recurring Basis

The following table presents a reconciliation of the convertible note receivable measured on a recurring basis using Level 3 inputs for the nine months ended September 30, 2024:

	Balance as of January 1, 2024	Net transfers in to (out of) Level 3	Purchases, settlements and other net	Fair value adjustments	Balance as of September 30, 2024
Assets:
Convertible note receivable	$2,072	$—	$(2,072)	$—	$—

GX Sponsor Warrants [Member]
Class of Warrant or Right [Line Items]
Schedule of Sponsor Warrants

Significant inputs for the Sponsor Warrants were as follows:

	September 30, 2024	December 31, 2023
Common share price	$2.97	$2.47
Exercise price	$115.00	$115.00
Dividend yield	0%	0%
Term (years)	1.8	2.5
Risk-free interest rate	3.66%	4.12%
Volatility	105.9%	100.7%

Significant inputs for the Sponsor Warrants are as follows:

	December 31, 2023	December 31, 2022
Common share price	$2.47	$12.90
Exercise price	$115.00	$115.00
Dividend yield	0%	0%
Term (years)	2.5	3.5
Risk-free interest rate	4.12%	4.16%
Volatility	100.7%	75.0%

May Two Thousand Twenty Two Private Investment in Public Equity Warrants And April Two Thousand Twenty Three Registered Direct Warrant [Member]
Class of Warrant or Right [Line Items]
Schedule of May 2022 PIPE Warrants and 2023 Registered Direct Warrants

Significant inputs for the May 2022 PIPE Warrants and the 2023 Registered Direct Warrants were as follows:

	September 30, 2024	December 31, 2023
Common share price	$2.97	$2.47
Exercise price	$3.50 - 7.50	$3.50 - 7.50
Dividend yield	0%	0%
Term (years)	4.03 - 4.34	4.78 - 5.09
Risk-free interest rate	3.58%	3.84%
Volatility	97.1% - 98.1%	100.1% - 100.7%

Significant inputs for the May 2022 PIPE Warrants and the 2023 Registered Direct Warrants are as follows:

	December 31, 2023	December 31, 2022
Common share price	$2.47	$12.90
Exercise price	$3.50 - 7.50	$82.5
Dividend yield	0%	0%
Term (years)	5.03 - 5.34	4.4
Risk-free interest rate	4.60%	3.99%
Volatility	97.0%	81.2%